Regulatory Capital and Restrictions (Tables)	12 Months Ended
Dec. 31, 2018
Brokers and Dealers [Abstract]
Summary Of Actual Capital Amounts And Ratios
The actual capital amounts and ratios of FHN and FTBNA are presented in the table below.

(Dollars in thousands)	First Horizon National Corporation		First Tennessee Bank National Association
	Amount	Ratio	Amount	Ratio
On December 31, 2018
Actual:
Total Capital	$3,940,117	11.94%	$3,689,180	11.32%
Tier 1 Capital	3,565,373	10.80	3,492,541	10.72
Common Equity Tier 1	3,223,702	9.77	3,197,725	9.81
Leverage	3,565,373	9.09	3,492,541	9.10
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	2,640,208	8.00	2,607,406	8.00
Tier 1 Capital	1,980,156	6.00	1,955,555	6.00
Common Equity Tier 1	1,485,117	4.50	1,466,666	4.50
Leverage	1,568,870	4.00	1,535,279	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			3,259,258	10.00
Tier 1 Capital			2,607,406	8.00
Common Equity Tier 1			2,118,518	6.50
Leverage			1,919,099	5.00
On December 31, 2017
Actual:
Total Capital	$3,703,754	11.10%	$3,520,670	10.74%
Tier 1 Capital	3,281,478	9.83	3,317,684	10.12
Common Equity Tier 1	2,962,155	8.88	3,041,420	9.28
Leverage	3,281,478	10.31	3,317,684	10.70
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	2,669,910	8.00	2,622,924	8.00
Tier 1 Capital	2,002,433	6.00	1,967,193	6.00
Common Equity Tier 1	1,501,824	4.50	1,475,395	4.50
Leverage	1,272,990	4.00	1,240,647	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			3,278,655	10.00
Tier 1 Capital			2,622,924	8.00
Common Equity Tier 1			2,131,126	6.50
Leverage			1,550,809	5.00